Significant Accounting Policies (Property Plant and Equipment) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 6,469,100,000	$ 2,937,900,000
Accumulated depreciation and amortization	(1,426,300,000)	(1,169,800,000)
Property, plant and equipment, net	5,042,800,000	1,768,100,000
Depreciation Expense	247,800,000	187,000,000	145,400,000
Transmission Assets
Property, Plant and Equipment [Line Items]
Property, plant and equipment	1,100,100,000	95,900,000
Transmission Assets | Maximum
Property, Plant and Equipment [Line Items]
Useful Life	25 years
Transmission Assets | Minimum
Property, Plant and Equipment [Line Items]
Useful Life	20 years
Gathering Assets
Property, Plant and Equipment [Line Items]
Property, plant and equipment	2,391,900,000	1,617,800,000
Gathering Assets | Maximum
Property, Plant and Equipment [Line Items]
Useful Life	25 years
Gathering Assets | Minimum
Property, Plant and Equipment [Line Items]
Useful Life	20 years
Gas Processing Plants
Property, Plant and Equipment [Line Items]
Property, plant and equipment	2,356,100,000	1,223,700,000
Gas Processing Plants | Maximum
Property, Plant and Equipment [Line Items]
Useful Life	25 years
Gas Processing Plants | Minimum
Property, Plant and Equipment [Line Items]
Useful Life	20 years
Other Property and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	379,500,000	500,000
Other Property and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life	15 years
Other Property and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Depreciation per share
Property, Plant and Equipment [Line Items]
Change in Accounting Estimate, Financial Effect	0.12
Property, Plant and Equipment
Property, Plant and Equipment [Line Items]
Change in Accounting Estimate, Financial Effect	29,400,000
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 241,500,000	$ 0